Expense Example - FidelitySeriesGovernmentBondIndexFund-PRO - FidelitySeriesGovernmentBondIndexFund-PRO - Fidelity Series Government Bond Index Fund - Fidelity Series Government Bond Index Fund	Oct. 30, 2023 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none